UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21586
                                                    ----------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS+ - 102.0%


              CAPITAL MARKETS - 6.7%
       49,700 Lehman Brothers Holdings, Inc. ..................  $  4,679,752
      215,500 Merrill Lynch & Company, Inc. ...................    12,197,300
       77,000 The Goldman Sachs Group, Inc. ...................     8,469,230
                                                                 -------------
                                                                   25,346,282
                                                                 -------------

              HEALTH CARE PROVIDERS & SERVICES - 6.6%
       64,000 Quest Diagnostics, Inc. .........................     6,728,320
      191,000 UnitedHealth Group, Inc. ........................    18,217,580
                                                                 -------------
                                                                   24,945,900
                                                                 -------------

              CONSUMER FINANCE - 6.0%
      208,500 American Express Company ........................    10,710,645
      495,000 MBNA Corp. ......................................    12,152,250
                                                                 -------------
                                                                   22,862,895
                                                                 -------------

              INDUSTRIAL CONGLOMERATES - 5.4%
      327,500 General Electric Company ........................    11,809,650
      260,000 Tyco International Ltd. .........................     8,788,000
                                                                 -------------
                                                                   20,597,650
                                                                 -------------

              OIL & GAS - 5.4%
       74,300 Apache Corp. ....................................     4,549,389
      139,200 Exxon Mobil Corp. ...............................     8,296,320
       52,300 Occidental Petroleum Corp. ......................     3,722,191
       54,400 Valero Energy Corp. .............................     3,985,888
                                                                 -------------
                                                                   20,553,788
                                                                 -------------

              MACHINERY - 4.9%
      119,600 Caterpillar, Inc. ...............................    10,936,224
      110,300 Deere & Company .................................     7,404,439
                                                                 -------------
                                                                   18,340,663
                                                                 -------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
      230,500 Boston Scientific Corp.* ........................     6,751,345
      105,000 Medtronic, Inc. .................................     5,349,750
       77,000 Zimmer Holdings, Inc.* ..........................     5,991,370
                                                                 -------------
                                                                   18,092,465
                                                                 -------------

              SOFTWARE - 4.7%
      318,000 BEA Systems, Inc.* ..............................     2,534,460
      163,000 Computer Associates International, Inc. .........     4,417,300
       84,700 Electronic Arts, Inc.* ..........................     4,385,766
      310,000 Symantec Corp.* .................................     6,612,300
                                                                 -------------
                                                                   17,949,826
                                                                 -------------
              SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT - 4.3%
      177,000 Broadcom Corp., Class A* ........................     5,295,840
      170,000 Intel Corp. .....................................     3,949,100
      277,500 Texas Instruments, Inc. .........................     7,073,475
                                                                 -------------
                                                                   16,318,415
                                                                 -------------


                  See Notes to Portfolio of Investments.                  Page 1

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS+ - (CONTINUED)


              METALS & MINING - 4.1%
       90,700 Nucor Corp. .....................................  $  5,220,692
      101,000 Phelps Dodge Corp. ..............................    10,274,730
                                                                 -------------
                                                                   15,495,422
                                                                 -------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 4.1%
      100,500 ALLTEL Corp. ....................................     5,512,425
      226,900 Amdocs Ltd.* ....................................     6,443,960
       99,000 Verizon Communications, Inc. ....................     3,514,500
                                                                 -------------
                                                                   15,470,885
                                                                 -------------

              COMMUNICATIONS EQUIPMENT - 3.4%
      316,100 Cisco Systems, Inc.* ............................     5,655,029
      197,700 QUALCOMM, Inc. ..................................     7,245,705
                                                                 -------------
                                                                   12,900,734
                                                                 -------------

              AIR FREIGHT & LOGISTICS - 3.4%
      134,900 FedEx Corp. .....................................    12,673,855
                                                                 -------------

              AEROSPACE & DEFENSE - 3.3%
       43,000 General Dynamics Corp. ..........................     4,603,150
       79,000 United Technologies Corp. .......................     8,031,140
                                                                 -------------
                                                                   12,634,290
                                                                 -------------

              SPECIALTY RETAIL - 3.2%
      104,000 Best Buy Company, Inc. ..........................     5,617,040
       65,000 Lowe's Companies, Inc. ..........................     3,710,850
       73,300 The Home Depot, Inc. ............................     2,802,992
                                                                 -------------
                                                                   12,130,882
                                                                 -------------

              MEDIA - 3.1%
      245,200 Comcast Corp., Class A* .........................     8,282,856
      205,700 Time Warner, Inc.* ..............................     3,610,035
                                                                 -------------
                                                                   11,892,891
                                                                 -------------

              COMMERCIAL BANKS - 2.7%
       85,000 Bank of America Corp. ...........................     3,748,500
      129,000 Wachovia Corp. ..................................     6,567,390
                                                                 -------------
                                                                   10,315,890
                                                                 -------------

              PHARMACEUTICALS - 2.7%
      386,700 Pfizer, Inc. ....................................    10,158,609
                                                                 -------------

              HOTELS, RESTAURANTS & LEISURE - 2.6%
       57,800 Harrah's Entertainment, Inc. ....................     3,732,724
      221,200 International Game Technology ...................     5,897,192
                                                                 -------------
                                                                    9,629,916
                                                                 -------------

              DIVERSIFIED FINANCIAL SERVICES - 2.4%
      203,200 Citigroup, Inc. .................................     9,131,808
                                                                 -------------

              COMPUTERS & PERIPHERALS - 2.0%
      193,500 Dell, Inc.* .....................................     7,434,270
                                                                 -------------

Page 2               See Notes to Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
------------                                                      ------------

 COMMON STOCKS+ - (CONTINUED)


              BIOTECHNOLOGY - 1.9%
       74,500 Amgen, Inc.* ....................................  $  4,336,645
       49,400 Genentech, Inc.* ................................     2,796,534
                                                                 -------------
                                                                    7,133,179
                                                                 -------------

              TEXTILES, APPAREL & LUXURY GOODS - 1.8%
       81,800 NIKE, Inc., Class B .............................     6,814,758
                                                                 -------------

              MULTILINE RETAIL - 1.8%
      121,400 Nordstrom, Inc. .................................     6,723,132
                                                                 -------------

              FOOD & STAPLES RETAILING - 1.6%
      116,000 CVS Corp. .......................................     6,103,920
                                                                 -------------

              ELECTRICAL EQUIPMENT - 1.6%
       91,500 Emerson Electric Company ........................     5,941,095
                                                                 -------------

              HOUSEHOLD PRODUCTS - 1.5%
      107,700 The Procter & Gamble Company ....................     5,708,100
                                                                 -------------

              COMMERCIAL SERVICES - 1.4%
      222,500 Accenture Ltd.* .................................     5,373,375
                                                                 -------------

              INSURANCE - 1.4%
       95,000 American International Group, Inc. ..............     5,263,950
                                                                 -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
      102,000 Automatic Data Processing, Inc. .................     4,584,900
                                                                 -------------

              THRIFTS & MORTGAGE FINANCE - 1.0%
       62,100 MGIC Investment Corp. ...........................     3,829,707
                                                                 -------------

              LEISURE EQUIPMENT & PRODUCTS - 1.0%
      115,000 Eastman Kodak Company ...........................     3,743,250
                                                                 -------------

              TOTAL COMMON STOCKS+ ............................   386,096,702
                                                                 -------------
              (Cost $398,479,535)


              TOTAL INVESTMENTS - 102.0% ......................   386,096,702
              (Cost $398,479,535)**


              CALL OPTIONS WRITTEN - (3.6%) ...................   (13,738,593)
              (Premiums received $19,884,847)

              NET OTHER ASSETS & LIABILITIES - 1.6% ...........     6,178,643
                                                                 -------------
              NET ASSETS - 100.0% .............................  $378,536,752
                                                                 =============

--------------------------------------------------------------------------------
       *   Non-income  producing  security.
      **   Aggregate  cost for federal tax purposes.
       + Securities or partial securities on which call options were written; all Common Stocks are pledged as collateral.

                  See Notes to Portfolio of Investments.                  Page 3

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


 NUMBER OF                                                           MARKET
 CONTRACTS                                                            VALUE
------------                                                      ------------

 CALL OPTIONS WRITTEN - (3.6%)

                 Accenture Ltd. Calls
          875    @ 25 due Apr 05 ..............................  $    (39,375)
          175    @ 25 due May 05 ..............................       (11,813)
        1,175    @ 25 due Aug 05 ..............................      (167,437)
                                                                 -------------
                                                                     (218,625)
                                                                 -------------
                 ALLTEL Corp. Calls
           75    @ 55 due May 05 ..............................       (12,375)
           75    @ 60 due Oct 05 ..............................        (9,937)
          855    @ 60 due Jan 06 ..............................      (158,175)
                                                                 -------------
                                                                     (180,487)
                                                                 -------------
                 Amdocs Ltd. Calls
        1,434    @ 30 due Jul 05 ..............................      (247,365)
          795    @ 30 due Jan 06 ..............................      (262,350)
           40    @ 35 due Jan 06 ..............................        (6,100)
                                                                 -------------
                                                                     (515,815)
                                                                 -------------
                 American Express Company Calls
          150    @ 55 due Apr 05 ..............................        (1,500)
        1,935    @ 60 due Jan 06 ..............................      (270,900)
                                                                 -------------
                                                                     (272,400)
                                                                 -------------
                 American International Group, Inc. Calls
          503    @ 60 due May 05 ..............................       (52,815)
          447    @ 65 due May 05 ..............................       (13,410)
                                                                 -------------
                                                                      (66,225)
                                                                 -------------
                 Amgen, Inc. Calls
          175    @ 60 due Apr 05 ..............................        (6,125)
          570    @ 65 due Jan 06 ..............................      (148,200)
                                                                 -------------
                                                                     (154,325)
                                                                 -------------
                 Apache Corp. Calls
          203    @ 65 due Apr 05 ..............................        (7,105)
          332    @ 65 due Jul 05 ..............................       (83,000)
          208    @ 65 due Oct 05 ..............................       (93,600)
                                                                 -------------
                                                                     (183,705)
                                                                 -------------
                 Automatic Data Processing, Inc. Calls
          135    @ 45 due Apr 05 ..............................        (7,425)
          750    @ 45 due May 05 ..............................       (90,000)
          135    @ 47.5 due Aug 05 ............................       (13,500)
                                                                 -------------
                                                                     (110,925)
                                                                 -------------
                 Bank of America Corp. Call
          850    @ 47.5 due Aug 05 ............................       (42,500)
                                                                 -------------

                 BEA Systems, Inc. Calls
          424    @ 10 due Sep 05 ..............................        (9,540)
        2,756    @ 10 due Jan 06 ..............................      (110,240)
                                                                 -------------
                                                                     (119,780)
                                                                 -------------
                 Best Buy Company, Inc. Calls
          148    @ 55 due Apr 05 ..............................       (17,020)
          692    @ 55 due May 05 ..............................      (131,480)
          200    @ 60 due Jan 06 ..............................       (64,000)
                                                                 -------------
                                                                     (212,500)
                                                                 -------------

Page 4                 See Notes to Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


 NUMBER OF                                                           MARKET
 CONTRACTS                                                            VALUE
------------                                                      ------------

 CALL OPTIONS WRITTEN - (CONTINUED)

                 Boston Scientific Corp. Calls
          395    @ 32.5 due May 05 ............................  $    (11,850)
        1,910    @ 35 due Jan 06 ..............................      (286,500)
                                                                 -------------
                                                                     (298,350)
                                                                 -------------
                 Broadcom Corp. Calls
        1,325    @ 35 due May 05 ..............................       (59,625)
           90    @ 35 due Aug 05 ..............................       (11,925)
          355    @ 35 due Jan 06 ..............................       (95,850)
                                                                 -------------
                                                                     (167,400)
                                                                 -------------
                 Caterpillar, Inc. Calls
          650    @ 100 due Aug 05 .............................      (143,000)
          546    @ 100 due Jan 06 .............................      (267,540)
                                                                 -------------
                                                                     (410,540)
                                                                 -------------
                 Cisco Systems, Inc. Calls
          341    @ 20 due Apr 05 ..............................        (1,705)
          590    @ 22.5 due Apr 05 ............................        (2,950)
        1,563    @ 20 due Jul 05 ..............................       (54,705)
          333    @ 20 due Oct 05 ..............................       (21,645)
          334    @ 20 due Jan 06 ..............................       (33,400)
                                                                 -------------
                                                                     (114,405)
                                                                 -------------
                 Citigroup, Inc. Calls
          915    @ 47.5 due Apr 05 ............................        (4,575)
          101    @ 47.5 due Jun 05 ............................        (5,050)
          915    @ 50 due Jun 05 ..............................        (9,150)
          101    @ 50 due Jan 06 ..............................       (10,100)
                                                                 -------------
                                                                      (28,875)
                                                                 -------------
                 Comcast Corp. Calls
        1,019    @ 35 due Jul 05 ..............................       (96,805)
        1,433    @ 35 due Jan 06 ..............................      (340,337)
                                                                 -------------
                                                                     (437,142)
                                                                 -------------
                 Computer Associates International, Inc. Calls
          575    @ 30 due May 05 ..............................        (7,475)
        1,055    @ 30 due Aug 05 ..............................       (68,575)
                                                                 -------------
                                                                      (76,050)
                                                                 -------------
                 CVS Corp. Calls
          400    @ 55 due Aug 05 ..............................       (78,000)
          258    @ 50 due Jan 06 ..............................      (158,670)
          502    @ 55 due Jan 06 ..............................      (175,700)
                                                                 -------------
                                                                     (412,370)
                                                                 -------------
                 Deere & Company Calls
          223    @ 70 due Jun 05 ..............................       (40,140)
           68    @ 75 due Jun 05 ..............................        (3,740)
          326    @ 70 due Jan 06 ..............................      (156,480)
          486    @ 80 due Jan 06 ..............................       (81,405)
                                                                 -------------
                                                                     (281,765)
                                                                 -------------

                  See Notes to Portfolio of Investments.                  Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


 NUMBER OF                                                           MARKET
 CONTRACTS                                                            VALUE
------------                                                      ------------

 CALL OPTIONS WRITTEN - (CONTINUED)

                 Dell, Inc. Calls
          930    @ 40 due May 05 ..............................  $    (60,450)
        1,005    @ 42.5 due Aug 05 ............................       (65,325)
                                                                 -------------
                                                                     (125,775)
                                                                 -------------
                 Eastman Kodak Company Calls
          603    @ 35 due Jul 05 ..............................       (51,255)
          547    @ 35 due Jan 06 ..............................      (123,075)
                                                                 -------------
                                                                     (174,330)
                                                                 -------------
                 Electronic Arts, Inc. Calls
          545    @ 60 due May 05 ..............................       (23,163)
          302    @ 60 due Jun 05 ..............................       (24,160)
                                                                 -------------
                                                                      (47,323)
                                                                 -------------
                 Emerson Electric Company Call
          915    @ 70 due Jun 05 ..............................       (36,600)
                                                                 -------------

                 Exxon Mobil Corp. Calls
           80    @ 60 due Apr 05 ..............................        (8,400)
          163    @ 60 due Jul 05 ..............................       (47,270)
          739    @ 65 due Jul 05 ..............................       (84,985)
          294    @ 65 due Oct 05 ..............................       (61,740)
          116    @ 65 due Jan 06 ..............................       (31,320)
                                                                 -------------
                                                                     (233,715)
                                                                 -------------
                 FedEx Corp. Calls
          923    @ 95 due May 05 ..............................      (147,680)
          426    @ 100 due Jul 05 .............................       (78,810)
                                                                 -------------
                                                                     (226,490)
                                                                 -------------
                 Genentech, Inc. Calls
           52    @ 55 due Apr 05 ..............................       (13,000)
          192    @ 60 due Sep 05 ..............................       (80,640)
          250    @ 60 due Jan 06 ..............................      (150,000)
                                                                 -------------
                                                                     (243,640)
                                                                 -------------
                 General Dynamics Corp. Calls
          286    @ 110 due May 05 .............................       (42,900)
          144    @ 110 due Aug 05 .............................       (49,680)
                                                                 -------------
                                                                      (92,580)
                                                                 -------------
                 General Electric Company Call
        3,275    @ 37.5 due Jun 05 ............................      (147,375)
                                                                 -------------

                 Harrah's Entertainment, Inc. Calls
           83    @ 65 due May 05 ..............................       (19,505)
          495    @ 70 due Aug 05 ..............................      (103,950)
                                                                 -------------
                                                                     (123,455)
                                                                 -------------
                 Intel Corp. Calls
          430    @ 25 due Apr 05 ..............................        (4,300)
        1,270    @ 25 due Jul 05 ..............................       (76,200)
                                                                 -------------
                                                                      (80,500)
                                                                 -------------
                 International Game Technology Calls
        1,021    @ 30 due Jul 05 ..............................       (66,365)
        1,191    @ 35 due Jan 06 ..............................       (65,505)
                                                                 -------------
                                                                     (131,870)
                                                                 -------------

Page 6                 See Notes to Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


 NUMBER OF                                                           MARKET
 CONTRACTS                                                            VALUE
------------                                                      ------------

 CALL OPTIONS WRITTEN - (CONTINUED)

                 Lehman Brothers Holdings, Inc. Calls
          203    @ 95 due Apr 05 ..............................  $    (28,420)
           91    @ 95 due May 05 ..............................       (25,025)
          203    @ 95 due Jul 05 ..............................       (85,260)
                                                                 -------------
                                                                     (138,705)
                                                                 -------------
                 Lowe's Companies, Inc. Calls
          440    @ 60 due Apr 05 ..............................        (4,400)
          210    @ 60 due Jul 05 ..............................       (24,675)
                                                                 -------------
                                                                      (29,075)
                                                                 -------------
                 MBNA Corp. Calls
          820    @ 25 due Apr 05 ..............................       (20,500)
          845    @ 27.5 due Jun 05 ............................       (14,788)
        2,059    @ 30 due Jun 05 ..............................       (20,590)
        1,226    @ 30 due Jan 06 ..............................       (52,105)
                                                                 -------------
                                                                     (107,983)
                                                                 -------------
                 Medtronic, Inc. Calls
          685    @ 55 due May 05 ..............................       (17,125)
          290    @ 55 due Aug 05 ..............................       (31,900)
           75    @ 55 due Nov 05 ..............................       (13,875)
                                                                 -------------
                                                                      (62,900)
                                                                 -------------
                 Merrill Lynch & Company, Inc. Calls
        1,565    @ 60 due Apr 05 ..............................       (23,475)
          590    @ 65 due Jan 06 ..............................      (103,250)
                                                                 -------------
                                                                     (126,725)
                                                                 -------------
                 MGIC Investment Corp. Calls
          376    @ 65 due Apr 05 ..............................       (12,220)
          125    @ 65 due Jun 05 ..............................       (17,188)
          120    @ 75 due Jan 06 ..............................       (17,400)
                                                                 -------------
                                                                      (46,808)
                                                                 -------------
                 NIKE, Inc. Calls
          479    @ 85 due May 05 ..............................       (81,430)
           89    @ 85 due Jul 05 ..............................       (27,590)
          250    @ 95 due Jul 05 ..............................       (10,625)
                                                                 -------------
                                                                     (119,645)
                                                                 -------------
                 Nordstrom, Inc. Calls
          488    @ 55 due Jul 05 ..............................      (163,480)
          285    @ 55 due Oct 05 ..............................      (135,375)
          441    @ 55 due Jan 06 ..............................      (253,575)
                                                                 -------------
                                                                     (552,430)
                                                                 -------------
                 Nucor Corp. Calls
          172    @ 65 due May 05 ..............................       (23,220)
          166    @ 60 due Jul 05 ..............................       (69,720)
          167    @ 65 due Jul 05 ..............................       (45,090)
          235    @ 65 due Oct 05 ..............................      (101,050)
          167    @ 65 due Jan 06 ..............................       (86,840)
                                                                 -------------
                                                                     (325,920)
                                                                 -------------


                  See Notes to Portfolio of Investments.                  Page 7

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


 NUMBER OF                                                           MARKET
 CONTRACTS                                                            VALUE
------------                                                      ------------

 CALL OPTIONS WRITTEN - (CONTINUED)

                 Occidental Petroleum Corp. Calls
          198    @ 75 due May 05 ..............................  $    (35,640)
          325    @ 75 due Aug 05 ..............................      (104,000)
                                                                 -------------
                                                                     (139,640)
                                                                 -------------
                 Pfizer, Inc. Calls
        1,598    @ 27.5 due Jun 05 ............................       (87,890)
        1,958    @ 27.5 due Jan 06 ............................      (352,440)
          311    @ 30 due Jan 06 ..............................       (29,545)
                                                                 -------------
                                                                     (469,875)
                                                                 -------------
                 Phelps Dodge Corp. Calls
           40    @ 105 due May 05 .............................       (16,400)
          162    @ 105 due Jul 05 .............................      (104,490)
          508    @ 110 due Jul 05 .............................      (223,520)
          300    @ 110 due Oct 05 .............................      (223,500)
                                                                 -------------
                                                                     (567,910)
                                                                 -------------
                 QUALCOMM, Inc. Calls
          685    @ 40 due Jul 05 ..............................       (82,200)
        1,292    @ 40 due Oct 05 ..............................      (277,780)
                                                                 -------------
                                                                     (359,980)
                                                                 -------------
                 Quest Diagnostics, Inc. Calls
          160    @ 100 due May 05 .............................      (104,800)
          320    @ 100 due Jan 06 .............................      (363,200)
          160    @ 105 due Jan 06 .............................      (134,400)
                                                                 -------------
                                                                     (602,400)
                                                                 -------------
                 Symantec Corp. Calls
          650    @ 25 due Apr 05 ..............................        (3,250)
        1,000    @ 22.5 due May 05 ............................       (75,000)
        1,450    @ 22.5 due Jul 05 ............................      (174,000)
                                                                 -------------
                                                                     (252,250)
                                                                 -------------
                 Texas Instruments, Inc. Calls
          760    @ 27.5 due Apr 05 ............................        (7,600)
        2,015    @ 27.5 due Jul 05 ............................      (171,275)
                                                                 -------------
                                                                     (178,875)
                                                                 -------------
                 The Goldman Sachs Group, Inc. Calls
          570    @ 110 due Jul 05 .............................      (290,700)
          200    @ 110 due Jan 06 .............................      (189,000)
                                                                 -------------
                                                                     (479,700)
                                                                 -------------
                 The Home Depot, Inc. Calls
          141    @ 40 due May 05 ..............................        (7,755)
          142    @ 42.5 due Aug 05 ............................        (9,230)
          450    @ 45 due Jan 06 ..............................       (40,500)
                                                                 -------------
                                                                      (57,485)
                                                                 -------------
                 The Procter & Gamble Company Calls
          447    @ 55 due Jul 05 ..............................       (37,995)
          630    @ 55 due Oct 05 ..............................      (107,100)
                                                                 -------------
                                                                     (145,095)
                                                                 -------------

Page 8                 See Notes to Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)


 NUMBER OF                                                           MARKET
 CONTRACTS                                                            VALUE
------------                                                      ------------

 CALL OPTIONS WRITTEN - (CONTINUED)

                 Time Warner, Inc. Calls
          686    @ 19 due May 05 ..............................  $    (10,290)
        1,028    @ 19 due Jul 05 ..............................       (35,980)
          343    @ 20 due Jan 06 ..............................       (25,725)
                                                                 -------------
                                                                      (71,995)
                                                                 -------------
                 Tyco International Ltd. Calls
        2,038    @ 35 due Apr 05 ..............................       (40,760)
          562    @ 37.5 due Jul 05 ............................       (16,860)
                                                                 -------------
                                                                      (57,620)
                                                                 -------------
                 United Technologies Corp. Calls
          535    @ 105 due May 05 .............................       (85,600)
          255    @ 105 due Aug 05 .............................       (85,425)
                                                                 -------------
                                                                     (171,025)
                                                                 -------------
                 UnitedHealth Group, Inc. Calls
          710    @ 90 due Jun 05 ..............................      (589,300)
            5    @ 95 due Jun 05 ..............................        (2,500)
           60    @ 90 due Sep 05 ..............................       (60,300)
           90    @ 95 due Sep 05 ..............................       (63,900)
          483    @ 90 due Jan 06 ..............................      (608,580)
          562    @ 95 due Jan 06 ..............................      (539,520)
                                                                 -------------
                                                                   (1,864,100)
                                                                 -------------
                 Valero Energy Corp. Calls
          137    @ 70 due Apr 05 ..............................       (58,910)
           61    @ 70 due May 05 ..............................       (39,040)
          346    @ 70 due Jun 05 ..............................      (256,040)
                                                                 -------------
                                                                     (353,990)
                                                                 -------------
                 Verizon Communications, Inc. Call
          990    @ 37.5 due Jul 05 ............................       (39,600)
                                                                 -------------

                 Wachovia Corp. Call
        1,290    @ 55 due Jan 06 ..............................      (212,850)
                                                                 -------------

                 Zimmer Holdings, Inc. Calls
           95    @ 80 due Apr 05 ..............................        (6,175)
          475    @ 75 due May 05 ..............................      (152,000)
          200    @ 75 due Jun 05 ..............................       (78,000)
                                                                 -------------
                                                                     (236,175)
                                                                 -------------

              TOTAL CALL OPTIONS WRITTEN ......................   (13,738,593)
                                                                 -------------
              (Premiums Received $19,884,847)


                  See Notes to Portfolio of Investments.                  Page 9

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                 MARCH 31, 2005

                      1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, every day on which the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which it is principally traded, or if not traded, or no closing price is available, at the mean between the last bid and ask price.


OPTION CONTRACTS:

COVERED CALL OPTIONS. When the Fund purchases equity securities, it simultaneously writes (sells) covered call options on substantially all of such equity securities. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered call options. By writing (selling) call options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Call options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of call options may also be adversely affected if the market for the options becomes less liquid or smaller.

Call options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If a call option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the call option premium received by the Fund will be added to the amount realized on the sale of the equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the call option's exercise price, the call option will likely expire without being exercised. The call option premium will be treated as short term capital gain on the expiration date of the call option. The Fund may also elect to close out its position in a call option prior to its expiration by purchasing a call option of the same option series as the call option written (sold) by the Fund.

The Fund writes (sells) call options on at least 80% of the Fund's Managed Assets ("Managed Assets" is gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on Common Shares and accrued liabilities, including the value of call options written). These call options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to
successfully   implement  the  Fund's   investment   strategy   depends  on  the
Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call option, but has retained the risk of loss should the price of the

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                 MARCH 31, 2005

underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.


SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,070,777 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,453,610.

                                                          NUMBER
                                                            OF
                                                         CONTRACTS     PREMIUMS
                                                         ---------     --------
WRITTEN OPTIONS
Options outstanding at December 31, 2004 ............     84,203    $24,108,747
Stock Split - eBay, Inc. ............................        550             --
Options written .....................................     96,788     22,349,572
Options expired .....................................     (8,608)      (681,823)
Options exercised ...................................    (83,000)   (25,802,052)
Options closed ......................................       (450)       (89,597)
                                                        --------    -----------
Options outstanding at March 31, 2005 ...............     89,483    $19,884,847
                                                        ========    ===========

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark  R. Bradley,   Treasurer,   Controller,    Chief
                           Financial Officer and Chief Accounting Officer (principal financial officer)

Date              MAY 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.